Condensed Statements of CashFlows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (855,722)	$ (1,830,725)	$ (3,324,180)	$ (1,504,681)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	40,163	8,097	29,398	2,160
Stock issued for services	184,370	146,078	192,040	50,960
Preferred stock dividend paid with stock			10,325	2,265
Preferred stock issued for liquidated damages			296,043
Common stock issued for liquidated damages			781,684
Interest expense paid with stock on conversion				8,886
Changes in operating assets and liabilities:
Other accounts receivable	(25,000)
Prepaid expenses	(67,090)	(50,635)	(3,418)	(2,903)
Accounts payable and accrued expenses	47,956	(27,215)	(25,499)	76,437
Liquidated damages and accrued interest		402,147	(282,916)	282,916
Net cash used in operating activities	(675,323)	(1,352,253)	(2,326,523)	(1,083,960)
Cash flows from investing activities:
Purchases of property and equipment		(5,105)	(7,986)
Capitalized software costs	(126,665)	(73,138)	(168,513)
Net cash used in investing activities	(126,665)	(78,243)	(176,499)
Cash flows from financing activities:
Proceeds from sale of common stock	161,226	674,713	1,591,492	737,000
Subscription receivable			33,000	(33,000)
Costs incurred for equity sales	(25,000)	(6,417)	(17,601)	(149,137)
Proceeds from sale of preferred stock - Series B	805,000			1,259,995
Net cash provided by financing activities	941,226	668,296	1,606,891	1,814,858
Net (decrease) increase in cash	139,238	(762,200)	(896,131)	730,898
Cash, beginning of period	259,212	1,155,343	1,155,343	424,445
Cash, end of period	398,450	393,143	259,212	1,155,343
Supplemental disclosures of cash flow information:
Cash paid during period for interest
Cash paid during period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Common shares issued for Preferred Series B dividends	20,125			157,733
Common shares issued upon conversion of convertible notes and accrued interest				$ 85,543
Preferred Series A shares issued for dividends	$ 5,585	$ 4,942